Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 78.1	$ 251.9
Undiscounted lease liabilities	512.2	547.1
Non-lease elements	519.0	738.1
Fully variable lease payments	2,865.4	1,268.0
Total	3,896.6	2,553.2
Salares Norte
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	31.6	193.3
– within one year
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	84.8	82.0
Non-lease elements	232.4	249.4
Fully variable lease payments	537.7	397.8
Total	854.9	729.2
– later than one year and not later than two years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	232.3	216.4
Non-lease elements	178.8	320.9
Fully variable lease payments	1,313.7	870.2
Total	1,724.8	1,407.5
– later than five years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	195.1	248.7
Non-lease elements	107.8	167.8
Fully variable lease payments	1,014.0	0.0
Total	$ 1,316.9	$ 416.5